Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Net Loss
The components of the net loss before income taxes, determined by jurisdiction, for the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$(14,294)	$(32,136)
Foreign	350	241

Loss before income taxes	$(13,944)	$(31,895)

Summary of Provision for Income Taxes
The provision for income taxes for the years ended December 31, 2020 and 2019, were as follows (in thousands):

	Year Ended December 31,
	2020	2019
Current
State	$8	$3
International	69	62

Total current tax expense	77	65
Total deferred tax expense	—	—

Total tax expense	$77	$65

Summary of Components of Deferred Tax Assets
The components of the deferred tax assets for the years ended December 31, 2020 and 2019, consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$29,734	$27,510
Research and development credits carryforward	5,009	3,975
Accruals	988	509
Other	62	71
Interest expense carryforward	566	278
Fixed assets	128	140
Stock-based compensation	604	413

Total deferred tax assets	$37,091	$32,896

Less: valuation allowance	(35,023)	(31,081)
Deferred tax liabilities:
Intangibles	(1,876)	(1,710)
Deferred commissions	(192)	(105)
Total deferred tax liabilities	(2,068)	(1,815)

Net deferred tax assets	$—	$—

Summary of Valuation Allowance for Deferred Tax Assets
The table below presents the changes in the valuation allowance for deferred tax assets for the years ended December 31, 2020 and 2019 (in thousands):

Description	Balance at beginning of period	Additions charges to costs and expenses	Write-offs and deductions	Balance at end of period
Valuation allowance for deferred tax assets
For the Year Ended December 31, 2020	31,081	3,942	—	35,023
For the Year Ended December 31, 2019	23,150	7,931	—	31,081

Summary of Net Operating Loss and Tax Credit
Net operating loss and tax credit carryforwards as of December 31, 2020 were as follows (in thousands):

	Amount	Expiration Years
NOLs, federal (Post December 31, 2017)	$59,316	Do Not Expire
NOLs, federal (Pre January 1, 2018)	61,397	12/31/2031
NOLs, state	65,315	12/31/2032
Tax credits, federal	5,312	12/31/2032
Tax credits, state	$3,843	Do Not Expire

Summary of Effective Tax Rate of Company's Provision for Income Taxes
The effective tax rate of the Company’s provision for income taxes differed from the federal statutory rate as of December 31, 2020 and 2019, and was as follows:

	December 31,
	2020	2019
Statutory federal income benefit rate	21.0%	21.0%
State income tax rate	7.01	3.90
Change in valuation allowance	(28.27)	(24.85)
Research and development credits	2.86	0.73
Other	(0.80)	(0.45)
Convertible notes—nondeductible	(1.57)	—
Stock-based compensation	(0.89)	(0.53)
Foreign rate differential	0.03	(0.03)

Effective tax rate	(0.63)%	(0.23)%

Summary of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the Company’s unrecognized tax benefits for the years ended December 31, 2020 and 2019, was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits—beginning	$2,906	$2,441
Gross Increases—prior-year unrecognized tax benefits	—	—
Gross Increases—current-year unrecognized tax benefits	756	465

Unrecognized tax benefits—ending	$3,662	$2,906